Financial Derivatives (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Cash And Securities Held To Collateralize Net Derivative Assets	$ 1,000,000,000
Cash And Securities Pledged To Collateralize Net Derivative Liabilities	1,300,000,000
Aggregate fair value of all derivative instruments with credit-risk-related contingent features	1,000,000,000
Collateral posted on derivative instruments with credit-risk-related contingent features	600,000,000
Maximum amount of collateral PNC would have been required to post if the credit-risk-related contingent features underlying these agreements had been triggered	400,000,000
Risk Participation Agreements Sold [Member]
Derivative [Line Items]
Credit Derivative Maximum Exposure Undiscounted	100,000,000	$ 100,000,000
Derivative Liability Notional Amount	$ 4,300,000,000	2,500,000,000
Cash Flow Hedging [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Maximum length of time over which forecasted loan cash flows are hedged	5 years
Gain Loss From Components Excluded From Assessment Of Cash Flow Hedge Effectiveness Net	$ 0	0	$ 0
Gain Loss On Discontinuation Of Cash Flow Hedge Due To Forecasted Transaction Probable Of Not Occurring Net	$ 0	0	0
Cash Flow Hedge Ineffectiveness Is Immaterial	Cash flow hedge ineffectiveness was not significant for the periods presented.
Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | Pretax [Member]
Derivative [Line Items]
Cash Flow Hedge Gain Loss To Be Reclassified Within Twelve Months	$ 186,000,000
Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | After Tax [Member]
Derivative [Line Items]
Cash Flow Hedge Gain Loss To Be Reclassified Within Twelve Months	120,000,000
Fair Value Hedging [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Gain Loss From Components Excluded From Assessment Of Fair Value Hedge Effectiveness Net	0	0	0
Net Investment Hedging [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income, Effective Portion, Net	186,000,000	60,000,000	54,000,000
Gain Loss From Components Excluded From Assessment Of Net Investment Hedge Effectiveness Net	0	0	0
Amount Of Ineffectiveness On Net Investment Hedges	$ 0	$ 0	$ 0